Segments - Geographic Information (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Maximum percentage of net sales in any one non-U.S. country	10.00%	10.00%
Maximum percentage of long-lived assets in any one non-U.S. country	10.00%	10.00%